Voya Investors Trust

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

(collectively, the "Retirement Portfolios")

Voya Balanced Income Portfolio

Voya Global Perspectives® Portfolio

Voya High Yield Portfolio

(each, a "Portfolio" and together with the Retirement Portfolios, the "Portfolios")

Supplement dated May 2, 2023

to the Retirement Portfolios'

Adviser Class ("Class ADV") and Initial Class ("Class I") Shares' Prospectus;

Voya Balanced Income Portfolio's and Voya High Yield Portfolio's Class ADV, Class I, Service Class

("Class S"), and Service 2 Class Shares' Prospectus; and

Voya Global Perspectives® Portfolio's ADV Class, Class I, and Class S Shares' Prospectus,

each dated May 1, 2023

(each, a "Prospectus" and collectively, the "Prospectuses")

Effective May 1, 2023: (1) Mohamed Basma, CFA was added as a portfolio manager for Voya High Yield Portfolio; (2) Richard Cumberledge, CFA was removed as a portfolio manager for Voya High Yield Portfolio; (3) Lanyon Blair, CFA, CAIA was added as a portfolio manager for Voya Global Perspectives® Portfolio and the Retirement Portfolios; and (4) Barbara Reinhard, CFA was added as a portfolio manager for Voya Balanced Income Portfolio and Voya Global Perspectives® Portfolio. In addition, effective June 30, 2023, Douglas Coté, CFA is retiring from Voya Investment Management Co. LLC ("Voya IM"). In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya IM.

1.Effective June 30, 2023, all references to Douglas Coté, CFA as a portfolio manager for Voya Global Perspectives® Portfolio are removed from the Prospectus.

2.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for Voya Balanced Income Portfolio and the Retirement Portfolios are removed from the Prospectuses.

3.Effective immediately, the Prospectus for Voya Balanced Income Portfolio and Voya High Yield Portfolio is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya Balanced Income Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Vincent Costa, CFA	Barbara Reinhard, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 05/23)
Brian Timberlake, Ph.D., CFA	Leigh Todd, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 10/22)
Paul Zemsky, CFA
Portfolio Manager (since 05/19)

Effective December 31, 2023
Portfolio Managers
Vincent Costa, CFA	Barbara Reinhard, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 05/23)
Brian Timberlake, Ph.D., CFA	Leigh Todd, CFA
Portfolio Manager (since 05/19)	Portfolio Manager (since 10/22)

b)All references to Richard Cumberledge, CFA as a portfolio manager for Voya High Yield Portfolio are hereby removed from the Prospectus.

c)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in Voya High Yield Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Mohamed Basma, CFA	Randall Parrish, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 02/14)

d)The table in the sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Advisers and Portfolio Managers – Individual Portfolio Managers" is revised to add line items with respect to Mohamed Basma, CFA and Barbara Reinhard, CFA and replace the line item with respect to Paul Zemsky, CFA with the following:

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Mohamed	Voya IM	Voya High Yield	Mr. Basma, CFA, Portfolio Manager, Managing Director,
Basma,		Portfolio	and head of leveraged credit at Voya IM also chairs the
CFA			leveraged credit investment committee. Previously at
Voya IM, he served as head of senior loans and global
CLOs for leveraged credit where he was responsible for
all aspects of the team's senior loan and global CLO
business and the team's CLO investing strategies. Prior
to joining Voya IM, Mr. Basma was a senior auditor and
consultant in the audit and business advisory group
with Arthur Andersen, LLP where he was responsible for
executing corporate audits and financial consulting
engagements.
Barbara	Voya IM	Voya Balanced	Ms. Reinhard, Portfolio Manager, joined Voya IM in
Reinhard,		Income Portfolio	2016 and is the head of asset allocation for Multi-Asset
CFA			Strategies and Solutions ("MASS"). She is responsible
for strategic and tactical asset allocation decisions for
the MASS team's multi-asset strategies. Prior to joining
Voya IM, Ms. Reinhard was the chief investment officer
for Credit Suisse Private Bank in the Americas (2011-
2016) where she managed discretionary multi-asset
portfolios, was a member of the global asset allocation
committee, and the pension investment committee.
Prior to that, she spent 20 years at Morgan Stanley.
Paul	Voya IM	Voya Balanced	Mr. Zemsky, Portfolio Manager and Chief Investment
Zemsky,		Income Portfolio	Officer of Voya IM's Multi-Asset Strategies, joined Voya
CFA			IM in 2005 as head of derivative strategies. Mr. Zemsky
will no longer serve as a Portfolio Manager for the
Portfolio effective on or about December 31, 2023.

4.Effective immediately, the Prospectus for Voya Global Perspectives® Portfolio is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Manager" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Douglas Coté, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 04/13)
Barbara Reinhard, CFA
Portfolio Manager (since 05/23)
Effective June 30, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)

b)The sub-section of the Prospectus entitled "Management of the Portfolio – The Sub-Adviser and Portfolio Manager – Individual Portfolio Manager" is deleted in its entirety and replaced with the following:

Individual Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Portfolio.

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Lanyon	Voya IM	Voya Global	Mr. Blair, Portfolio Manager, joined Voya IM in 2015 and is
Blair,		Perspectives®	Head of Manager Research and Selection for Multi-Asset
CFA, CAIA		Portfolio	Strategies and Solutions ("MASS"). He is responsible for
manager research and selection activities across all asset
classes for the MASS group's multi-manager products.
Prior to joining Voya IM, Mr. Blair was an analyst at Wells
Fargo, focusing on research and due diligence of equity,
real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and
real estate managers. Mr. Blair began his career as a
consultant with FactSet Research Systems where he
worked closely with equity, fixed income, and real estate
research teams.
Barbara	Voya IM	Voya Global	Ms. Reinhard, Portfolio Manager, joined Voya IM in 2016
Reinhard,		Perspectives®	and is the head of asset allocation for Multi-Asset
CFA		Portfolio	Strategies and Solutions ("MASS"). She is responsible for
strategic and tactical asset allocation decisions for the
MASS team's multi-asset strategies. Prior to joining Voya
IM, Ms. Reinhard was the chief investment officer for
Credit Suisse Private Bank in the Americas (2011-2016)
where she managed discretionary multi-asset portfolios,
was a member of the global asset allocation committee,
and the pension investment committee. Prior to that, she
spent 20 years at Morgan Stanley.
Douglas	Voya IM	Voya Global	Mr. Coté, Senior Portfolio Manager and Head of Global
Coté, CFA		Perspectives®	Perspectives, is part of the Voya Multi-Asset Strategies and
		Portfolio	Solutions Group. He is the founder and portfolio manager
of the Voya Global Perspectives Funds and managed

portfolios, a group of global tactical asset allocation strategies. Mr. Coté rejoined Voya IM in 2010 having previously worked there from 1994 through 2006, primarily as a senior portfolio manager in Enhanced Core Equities, responsible for large-cap, mid-cap, and small-cap institutional and retail funds. From 2007 through 2009, he was a managing partner and chief investment officer of a hedge fund. Mr. Coté will no longer serve as a Portfolio Manager for the Portfolio effective on or about June 30, 2023.

5.Effective immediately, the Prospectus for the Retirement Portfolios is revised as follows:

a)The sub-sections of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Summary Sections for each of the Retirement Portfolios are deleted in their entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)
Paul Zemsky, CFA
Portfolio Manager (since 12/07)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)

b)The table in the sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Individual Portfolio Managers" is revised to add a line item with respect to Lanyon Blair, CFA, CAIA and replace the line item with respect to Paul Zemsky, CFA with the following:

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Lanyon	Voya IM	Voya Retirement	Mr. Blair, Portfolio Manager, joined Voya IM
Blair,		Conservative Portfolio	in 2015 and is Head of Manager Research
CFA, CAIA		Voya Retirement Growth	and Selection for Multi-Asset Strategies and
		Portfolio	Solutions ("MASS"). He is responsible for
		Voya Retirement Moderate	manager research and selection activities
		Growth Portfolio	across all asset classes for the MASS
		Voya Retirement Moderate	group's multi-manager products. Prior to
		Portfolio	joining Voya IM, Mr. Blair was an analyst at
Wells Fargo, focusing on research and due
diligence of equity, real estate, and multi-
asset managers. Prior to that, he was an
analyst with Fidelity Investments, covering
equity and real estate managers. Mr. Blair
began his career as a consultant with
FactSet Research Systems where he
worked closely with equity, fixed income,
and real estate research teams.

Paul	Voya IM	Voya Retirement	Mr. Zemsky, Portfolio Manager and Chief
Zemsky,		Conservative Portfolio	Investment Officer of Voya IM's Multi-Asset
CFA		Voya Retirement Growth	Strategies, joined Voya IM in 2005 as head
		Portfolio	of derivative strategies. Mr. Zemsky will no
		Voya Retirement Moderate	longer serve as a Portfolio Manager for the
		Growth Portfolio	Portfolios effective on or about December
		Voya Retirement Moderate	31, 2023.
Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Investors Trust

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

(each, a "Portfolio" and collectively, the "Retirement Portfolios")

Voya Balanced Income Portfolio

Voya Global Perspectives® Portfolio

Voya High Yield Portfolio

(each, a "Portfolio")

Supplement dated May 2, 2023

to the Retirement Portfolios' and Voya Global Perspectives® Portfolio's

Adviser Class ("Class ADV"), Initial Class ("Class I"), and Service Class ("Class S") Shares' SAI,

dated May 1, 2023 (the "Fund-of-Fund Portfolios SAI"); and

Voya Balanced Income Portfolio's and Voya High Yield Portfolio's

Class ADV, Class I, Class S, and Service 2 Class Shares' SAI, dated May 1, 2023

(the "Regular Portfolios SAI" and together with the Fund-of-Fund Portfolios SAI, the "SAIs")

Effective May 1, 2023: (1) Mohamed Basma, CFA was added as a portfolio manager for Voya High Yield Portfolio; (2) Richard Cumberledge, CFA was removed as a portfolio manager for Voya High Yield Portfolio; (3) Lanyon Blair, CFA, CAIA was added as a portfolio manager for Voya Global Perspectives® Portfolio and the Retirement Portfolios; and (4) Barbara Reinhard, CFA was added as a portfolio manager for Voya Balanced Income Portfolio and Voya Global Perspectives® Portfolio. In addition, effective June 30, 2023, Douglas Coté, CFA is retiring from Voya Investment Management Co. LLC ("Voya IM"). In addition, effective December 31, 2023, Paul Zemsky, CFA is retiring from Voya IM.

1.Effective June 30, 2023, all references to Douglas Coté, CFA as a portfolio manager for Voya Global Perspectives® Portfolio are removed from the Fund-Fund Portfolios SAI.

2.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for Voya Balanced Income Portfolio and the Retirement Portfolios are removed from the SAIs.

3.Effective immediately, the Regular Portfolios SAI is revised as follows:

a)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Sub- Advised by Voya IM – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
Portfolio	Companies		Vehicles
	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts
Mohamed	2	$426,874,261	57	$3,204,902,409	16	$2,335,379,221
Basma, CFA
Barbara	44	$15,002,288,817	8	$4,375,507,784	0	$0
Reinhard, CFA

b) The line items with respect to Voya Balanced Income Portfolio and Voya High Yield Portfolio in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Sub- Advised by Voya IM – Compensation" are deleted in their entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Balanced Income Portfolio	Vincent Costa, CFA; Barbara Reinhard,	60% Bloomberg U.S. Aggregate Bond
	CFA; Brian Timberlake, Ph.D., CFA; Leigh	Index; 30% Russell 1000® Index; 10%
	Todd, CFA; and Paul Zemsky, CFA	MSCI EAFE® Index
Voya High Yield Portfolio	Mohamed Basma, CFA and Randall	Bloomberg High Yield Bond - 2% Issuer
	Parrish, CFA	Constrained Composite Index

c) The tables with respect to Voya Balanced Income Portfolio and Voya High Yield Portfolio in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Sub-Advised by Voya IM

– Ownership of Securities" are amended to include the following:

Voya Balanced Income Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Barbara Reinhard, CFA	None

Voya High Yield Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Mohamed Basma, CFA	None

4. Effective immediately, the Fund-of-Fund Portfolios SAI is revised as follows:

a) The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Sub- Advised by Voya IM – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Lanyon Blair, CFA, CAIA	0	$0	0	$0	0	$0

b) The tables in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Sub- Advised by Voya IM – Ownership of Securities" are amended to include the following line items for each Portfolio:

Voya Global Perspectives® Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None
Barbara Reinhard, CFA	None

Voya Retirement Conservative Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None

Voya Retirement Growth Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None

Voya Retirement Moderate Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None

Voya Retirement Moderate Growth Portfolio

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE